Diversified Return Emerging Markets Equity ETF Investment Objectives and Goals - Diversified Return Emerging Markets Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Ticker: JPEM
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks investment results that closely correspond, before fees and expenses, to the performance of the JP Morgan Diversified Factor Emerging Markets Equity Index.